Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2022
Taxes Payable [Abstract]
Summary of taxes payable
The following is a summary of taxes payable as of December 31, 2021 and 2022:

	As of December 31,
	2021	2022
	RMB	RMB
VAT payable	30,582	14,634
Withholding individual income taxes for employees	14,724	16,680
Enterprise income taxes payable	7,656	14,036
Others	361	5,558

Total	53,323	50,908